Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table for 2025

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Summary Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (8) (Thousands)	Return on Average Assets (9)
					TSR (5)	Peer Group TSR (6)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,977,449	$2,510,444	$1,543,698	$1,383,079	170.89	156.02	$180,073	1.78%
2024	$2,661,074	$3,349,574	$1,407,785	$1,914,548	186.08	154.47	$151,420	1.53%
2023	$2,192,185	$1,870,320	$1,160,482	$1,051,023	139.96	129.77	$126,734	1.27%
2022	$2,181,048	$2,248,196	$1,234,154	$1,380,278	144.11	130.92	$148,351	1.48%
2021	$2,325,563	$2,920,912	$1,194,058	$1,692,738	135.56	132.70	$153,945	1.56%
________________________
(1)    The dollar amounts reported in column (b) are the amounts of total compensation reported for David L. Trautman (our Chairman and CEO through December 31, 2025) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2025.”
(2)    The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Trautman, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Trautman during the applicable year. In accordance with the requirements of Item 402(v) of SEC
Regulation S-K, the following adjustments were made to Mr. Trautman's total compensation for each year to determine the compensation actually paid to Mr. Trautman:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2025	$2,977,449	$(900,036)	$717,666	$(447,682)	$163,047	$2,510,444
2024	$2,661,074	$(766,792)	$1,612,135	$(317,166)	$160,323	$3,349,574
2023	$2,192,185	$(552,751)	$457,737	$(422,037)	$195,186	$1,870,320
2022	$2,181,048	$(416,963)	$606,073	$(303,373)	$181,411	$2,248,196
2021	$2,325,563	$(420,040)	$1,153,006	$(489,412)	$351,795	$2,920,912
(a)The “reported grant date fair value of equity awards” represents the amount reported in the "Stock Awards" column in the “Summary Compensation Table for 2025” for the applicable year.
(b)The “equity award adjustments” for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iii) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards as of the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of total compensation for the applicable year. The fair value for all unvested equity awards is based on the expected vesting percentile of PBRSUs for a given year which would be earned under the PBRSU award granted pursuant to the 2017 Employees LTIP. The amounts deducted or added in calculating the “equity award adjustments” are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$935,378	$(142,488)	$0	$(75,224)	$0	$0	$717,666
2024	$1,140,290	$454,531	$0	$17,314	$0	$0	$1,612,135
2023	$575,043	$(27,503)	$0	$(89,803)	$0	$0	$457,737
2022	$490,234	$123,446	$0	$(7,607)	$0	$0	$606,073
2021	$614,596	$447,481	$0	$90,929	$0	$0	$1,153,006
(c)The amounts included in this column are the amounts reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the “Summary Compensation Table for 2025” for each applicable year.
(d)The total “pension benefit adjustments” for each applicable year include the aggregate of three components: (i) the actuarially determined pension service cost for services rendered by Mr. Trautman during the applicable year (the “Pension Service Cost”); (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “Pension Prior Service Cost”); and (iii) the SERP service cost ("SERP Service Cost") for services rendered by Mr. Trautman during the applicable year, in each case, calculated in accordance with U.S. GAAP. The amounts added in calculating the pension benefit adjustments are as follows:

Year	Pension Service Cost	Pension Prior Service Cost	SERP Service Cost	Total Pension Benefit Adjustments
2025	$22,862	$0	$140,185	$163,047
2024	$27,936	$0	$132,387	$160,323
2023	$25,383	$0	$169,803	$195,186
2022	$33,441	$0	$147,970	$181,411
2021	$34,511	$0	$317,284	$351,795
(3)    The dollar amounts reported in column (d) represent the average of the amounts reported for Park’s NEOs as a group (excluding Mr. Trautman) in the “Total” column of the “Summary Compensation Table for 2025” in each applicable year. The names of the NEOs (excluding Mr. Trautman) included for purposes of calculating the average amounts in each applicable year are Brady T. Burt (our CFO) and Matthew R. Miller (our President).
(4)    The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Trautman), as computed in accordance with Item 402(v) of SEC Regulation S-K. The names of the NEOs (excluding Mr. Trautman) included for purposes of calculating the average amounts in each applicable year are Brady T. Burt and Matthew R. Miller. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Trautman) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Trautman) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,543,698	$(466,749)	$354,229	$(108,404)	$60,305	$1,383,079
2024	$1,407,785	$(423,487)	$931,731	$(61,481)	$60,000	$1,914,548
2023	$1,160,482	$(324,156)	$260,033	$(108,778)	$63,442	$1,051,023
2022	$1,234,154	$(293,149)	$423,049	$(56,367)	$72,591	$1,380,278
2021	$1,194,058	$(297,529)	$794,241	$(82,172)	$84,140	$1,692,738
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$485,077	$(80,776)	$0	$(50,072)	$0	$0	$354,229
2024	$629,763	$289,704	$0	$12,264	$0	$0	$931,731
2023	$337,229	$(19,463)	$0	$(57,733)	$0	$0	$260,033
2022	$344,662	$83,621	$0	$(5,234)	$0	$0	$423,049
2021	$435,339	$289,170	$0	$69,732	$0	$0	$794,241
(b)The amounts added in calculating the total average pension benefit adjustments are as follows:

Year	Average Pension Service Cost	Average Pension Prior Service Cost	Average SERP Service Cost	Total Average Pension Benefit Adjustments
2025	$20,671	$0	$39,634	$60,305
2024	$22,571	$0	$37,429	$60,000
2023	$19,635	$0	$43,807	$63,442
2022	$30,996	$0	$41,595	$72,591
2021	$31,898	$0	$52,242	$84,140
(5)    Total shareholder return (“TSR”) is determined in accordance with Item 201(e) of SEC Regulation S-K. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of SEC Regulation S-K), assuming dividend reinvestment, and the difference between Park’s common share price at the end and the beginning of the measurement period by Park’s common share price at the beginning of the measurement period.
(6)    Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is Park's Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis.”
(7)    The Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in Park's Proxy Statement for the 2026 Annual Meeting was slightly modified from the Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in Park's Proxy Statement for each of the 2025 Annual Meeting, the 2024 Annual Meeting, the 2023 Annual Meeting and the 2022 Annual Meeting of Shareholders. Premier Financial Corporation and WesBanco, Inc. were removed and replaced with German American Bancorp and Lakeland Financial Corporation. Had Park retained the previous peer group then the cumulative total shareholder return, assuming a fixed investment of $100 on January 1, 2021, would have been $131.06, $130.79, $129.75, $153.88, and $157.27 in 2021, 2022, 2023, 2024, and 2025, respectively.
(8)    The dollar amounts reported represent the amount of net income (in thousands) reflected in Park’s audited consolidated financial statements for the applicable year.
(9)    Return on Average Assets (“ROAA”) is defined as net income divided by average assets, in each case during the applicable year. While Park uses numerous financial and non-financial performance measures for the purpose of evaluating performance for Park’s compensation programs, Park has determined that ROAA is the financial performance measure that, in Park’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by Park to link compensation actually paid to Park’s NEOs for the most recently completed fiscal year, to Park’s performance.
Financial Performance Measures
As described in greater detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” Park’s executive compensation program includes variable components in the form of annual incentive compensation and long-term incentive awards. The metrics that Park uses for both annual incentive compensation and long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase shareholder value. Changes in shareholder value are reflected in compensation actually paid above through the fair value of Park’s equity awards. Compensation actually paid for 2021 reflects an increase in the fair value of these equity awards as a result of an increase in Park’s common share price from $105.01 at December 31, 2020 to $137.31 at December 31, 2021. Compensation actually paid for 2022 reflects an increase in the fair value of these equity awards as a result of an increase in Park’s common share price from $137.31 at December 31, 2021 to $140.75 at December 31, 2022. Compensation actually paid for 2023 reflects a decrease in the fair value of these equity awards as a result of a decrease in Park’s common share price from $140.75 at December 31, 2022 to $132.86 at December 31, 2023, partially offset by an increase in the estimated vesting percentile. Compensation actually paid for 2024 reflects an increase in the fair value of these equity awards as a result of an increase in Park’s common share price from $132.86 at December 31, 2023 to $171.43 at December 31, 2024. Compensation actually paid for 2024 reflects a decrease in the fair value of these awards as a result of a decrease in Park’s common share price from $171.43 at December 31, 2024 to $152.18 at December 31, 2025. The most important financial performance measures used by Park to link executive compensation actually paid to the NEOs for the most recently completed fiscal year, to Park’s performance are as follows:
•ROAA
•Diluted EPS
•PTPP ROATE
•PTPP ROATA
•Efficiency Ratio
Analysis of the Information Presented in the Pay Versus Performance Table
As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” Park’s executive compensation program includes variable components in the form of annual incentive compensation and long-term incentive awards. While Park utilizes several performance measures to align executive compensation with Park’s performance, all of those measures are not presented in the “Pay Versus Performance Table for 2025.” Moreover, Park generally seeks to incentivize long-term performance and, therefore, does not specifically align Park’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of SEC Regulation S-K) for a particular year. In accordance with Item 402(v) of SEC Regulation S-K, Park is providing the following descriptions of the relationships between information presented in the “Pay Versus Performance Table for 2025.”
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s cumulative TSR over the five years presented in the “Pay Versus Performance Table for 2025.” The alignment of compensation actually paid with Park’s cumulative TSR over the period presented is due to the fact that a significant portion of the compensation actually paid to Mr. Trautman and to the other NEOs is comprised of equity awards. As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the estimated grant date fair value of the target PBRSU award in 2025 was approximately 37% of total direct compensation for Mr. Trautman and Mr. Miller and approximately 30% of total direct compensation for Mr. Burt, based on the expected award level.
For each of the five years presented in the “Pay Versus Performance Table for 2025,” Park’s cumulative TSR exceeded that of the Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis.” The following table details Park’s cumulative TSR in comparison to the Regional Compensation Peer Group cumulative TSR for each of the measurement periods (determined in accordance with Item 402(v) of SEC Regulation S-K).
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s net income over the five years presented in the “Pay Versus Performance Table for 2025.” While Park does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measures of Diluted EPS, PTPP ROATE and PTPP ROATA, which Park does use in setting goals for annual incentive compensation, and ROAA, which Park does use in determining the vesting of PBRSUs that are awarded to the NEOs and as a discretionary factor in determining the amount of annual incentive compensation earned. As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the target annual incentive compensation as a percent of 2024 base salary was 60% for Mr. Trautman and 50% for each of Mr. Burt and Mr. Miller.
Compensation Actually Paid and ROAA
As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the number of PBRSUs earned is based on the cumulative ROAA for a three-fiscal-year performance period. Additionally, ROAA is used as a discretionary factor in determining the amount of annual incentive compensation earned. As demonstrated by the following table, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s ROAA over each of the five years presented in the “Pay Versus Performance Table for 2025.”
Diluted EPS, PTPP ROATE, PTPP ROATA and Efficiency Ratio
As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the amount of annual incentive compensation earned is based on Park’s performance against preset goals for diluted EPS, PTPP ROATE, PTPP ROATA, and the efficiency ratio. The combination of these factors is considered; thus, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is not necessarily aligned with each factor individually. The following tables detail Park’s performance with respect to each of these metrics in comparison to the amount of compensation actually paid for each of the years presented.

Company Selected Measure Name	Return on Average Assets (9)
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for Park’s NEOs as a group (excluding Mr. Trautman) in the “Total” column of the “Summary Compensation Table for 2025” in each applicable year. The names of the NEOs (excluding Mr. Trautman) included for purposes of calculating the average amounts in each applicable year are Brady T. Burt (our CFO) and Matthew R. Miller (our President).
Peer Group Issuers, Footnote	For each of the five years presented in the “Pay Versus Performance Table for 2025,” Park’s cumulative TSR exceeded that of the Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis.”
PEO Total Compensation Amount	$ 2,977,449	$ 2,661,074	$ 2,192,185	$ 2,181,048	$ 2,325,563
PEO Actually Paid Compensation Amount	$ 2,510,444	3,349,574	1,870,320	2,248,196	2,920,912
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Trautman, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Trautman during the applicable year. In accordance with the requirements of Item 402(v) of SEC
Regulation S-K, the following adjustments were made to Mr. Trautman's total compensation for each year to determine the compensation actually paid to Mr. Trautman:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2025	$2,977,449	$(900,036)	$717,666	$(447,682)	$163,047	$2,510,444
2024	$2,661,074	$(766,792)	$1,612,135	$(317,166)	$160,323	$3,349,574
2023	$2,192,185	$(552,751)	$457,737	$(422,037)	$195,186	$1,870,320
2022	$2,181,048	$(416,963)	$606,073	$(303,373)	$181,411	$2,248,196
2021	$2,325,563	$(420,040)	$1,153,006	$(489,412)	$351,795	$2,920,912

Non-PEO NEO Average Total Compensation Amount	$ 1,543,698	1,407,785	1,160,482	1,234,154	1,194,058
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,383,079	1,914,548	1,051,023	1,380,278	1,692,738
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Trautman) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,543,698	$(466,749)	$354,229	$(108,404)	$60,305	$1,383,079
2024	$1,407,785	$(423,487)	$931,731	$(61,481)	$60,000	$1,914,548
2023	$1,160,482	$(324,156)	$260,033	$(108,778)	$63,442	$1,051,023
2022	$1,234,154	$(293,149)	$423,049	$(56,367)	$72,591	$1,380,278
2021	$1,194,058	$(297,529)	$794,241	$(82,172)	$84,140	$1,692,738

Equity Valuation Assumption Difference, Footnote	The “equity award adjustments” for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iii) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards as of the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of total compensation for the applicable year. The fair value for all unvested equity awards is based on the expected vesting percentile of PBRSUs for a given year which would be earned under the PBRSU award granted pursuant to the 2017 Employees LTIP. The amounts deducted or added in calculating the “equity award adjustments” are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$935,378	$(142,488)	$0	$(75,224)	$0	$0	$717,666
2024	$1,140,290	$454,531	$0	$17,314	$0	$0	$1,612,135
2023	$575,043	$(27,503)	$0	$(89,803)	$0	$0	$457,737
2022	$490,234	$123,446	$0	$(7,607)	$0	$0	$606,073
2021	$614,596	$447,481	$0	$90,929	$0	$0	$1,153,006
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$485,077	$(80,776)	$0	$(50,072)	$0	$0	$354,229
2024	$629,763	$289,704	$0	$12,264	$0	$0	$931,731
2023	$337,229	$(19,463)	$0	$(57,733)	$0	$0	$260,033
2022	$344,662	$83,621	$0	$(5,234)	$0	$0	$423,049
2021	$435,339	$289,170	$0	$69,732	$0	$0	$794,241

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s cumulative TSR over the five years presented in the “Pay Versus Performance Table for 2025.” The alignment of compensation actually paid with Park’s cumulative TSR over the period presented is due to the fact that a significant portion of the compensation actually paid to Mr. Trautman and to the other NEOs is comprised of equity awards. As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the estimated grant date fair value of the target PBRSU award in 2025 was approximately 37% of total direct compensation for Mr. Trautman and Mr. Miller and approximately 30% of total direct compensation for Mr. Burt, based on the expected award level.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s net income over the five years presented in the “Pay Versus Performance Table for 2025.” While Park does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measures of Diluted EPS, PTPP ROATE and PTPP ROATA, which Park does use in setting goals for annual incentive compensation, and ROAA, which Park does use in determining the vesting of PBRSUs that are awarded to the NEOs and as a discretionary factor in determining the amount of annual incentive compensation earned. As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the target annual incentive compensation as a percent of 2024 base salary was 60% for Mr. Trautman and 50% for each of Mr. Burt and Mr. Miller.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and ROAA
As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the number of PBRSUs earned is based on the cumulative ROAA for a three-fiscal-year performance period. Additionally, ROAA is used as a discretionary factor in determining the amount of annual incentive compensation earned. As demonstrated by the following table, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s ROAA over each of the five years presented in the “Pay Versus Performance Table for 2025.”

Total Shareholder Return Vs Peer Group	The following table details Park’s cumulative TSR in comparison to the Regional Compensation Peer Group cumulative TSR for each of the measurement periods (determined in accordance with Item 402(v) of SEC Regulation S-K).

Tabular List, Table	The most important financial performance measures used by Park to link executive compensation actually paid to the NEOs for the most recently completed fiscal year, to Park’s performance are as follows:
•ROAA
•Diluted EPS
•PTPP ROATE
•PTPP ROATA
•Efficiency Ratio

Total Shareholder Return Amount	$ 170.89	186.08	139.96	144.11	135.56
Peer Group Total Shareholder Return Amount	156.02	154.47	129.77	130.92	132.70
Net Income (Loss)	$ 180,073	$ 151,420	$ 126,734	$ 148,351	$ 153,945
Company Selected Measure Amount	0.0178	0.0153	0.0127	0.0148	0.0156
PEO Name	David L. Trautman
Measure:: 1
Pay vs Performance Disclosure
Name	ROAA
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	PTPP ROATE
Measure:: 4
Pay vs Performance Disclosure
Name	PTPP ROATA
Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (447,682)	$ (317,166)	$ (422,037)	$ (303,373)	$ (489,412)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,047	160,323	195,186	181,411	351,795
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,862	27,936	25,383	33,441	34,511
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,666	1,612,135	457,737	606,073	1,153,006
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,036)	(766,792)	(552,751)	(416,963)	(420,040)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,666	1,612,135	457,737	606,073	1,153,006
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	935,378	1,140,290	575,043	490,234	614,596
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,488)	454,531	(27,503)	123,446	447,481
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,224)	17,314	(89,803)	(7,607)	90,929
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | SERP service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,185	132,387	169,803	147,970	317,284
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,404)	(61,481)	(108,778)	(56,367)	(82,172)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,305	60,000	63,442	72,591	84,140
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,671	22,571	19,635	30,996	31,898
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,229	931,731	260,033	423,049	794,241
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(466,749)	(423,487)	(324,156)	(293,149)	(297,529)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,229	931,731	260,033	423,049	794,241
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,077	629,763	337,229	344,662	435,339
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,776)	289,704	(19,463)	83,621	289,170
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,072)	12,264	(57,733)	(5,234)	69,732
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | SERP service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 39,634	$ 37,429	$ 43,807	$ 41,595	$ 52,242